UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2005                                                        (Unaudited)




   SHARES               CHARTWELL U.S. EQUITY FUND                  VALUE
--------------------------------------------------------------------------------

             COMMON STOCK (96.80%)

             AIRCRAFT (4.91%)
      1,495  Northrop Grumman                                 $         82,898
      9,900  United Technologies                                       501,930
                                                                 -------------
                                                                       584,828
                                                                 -------------
             AUTOPARTS (1.70%)
      1,900  ITT Industries                                            202,160
                                                                 -------------
             BANKS (6.01%)
      7,688  Citigroup                                                 334,428
      2,125  Popular                                                    54,825
      5,322  Wells Fargo                                               326,451
                                                                 -------------
                                                                       715,704
                                                                 -------------
             BEAUTY PRODUCTS (3.10%)
      2,765  Alberto-Culver                                            124,757
      4,395  Procter & Gamble                                          244,494
                                                                 -------------
                                                                       369,251
                                                                 -------------
             COMMERCIAL SERVICES (10.47%)
      8,135  Accenture, Cl A*                                          203,701
      3,400  Automatic Data Processing                                 150,994
        895  Dun & Bradstreet*                                          56,680
      1,075  Fiserv*                                                    47,698
      1,735  Hewitt Associates, Cl A*                                   48,146
      3,030  Johnson Controls                                          174,043
      3,500  Omnicom Group                                             297,045
      8,810  Tyco International                                        268,441
                                                                 -------------
                                                                     1,246,748
                                                                 -------------
             COMMUNICATIONS (4.63%)
      1,700  Alltel                                                    113,050
     22,900  Cisco Systems*                                            438,535
                                                                 -------------
                                                                       551,585
                                                                 -------------
             COMPUTERS & SERVICES (10.40%)
      1,700  Affiliated Computer Services*                              84,949
        900  CACI International, Cl A*                                  59,211
      4,065  CDW                                                       252,030
      5,050  Diebold                                                   250,884
      1,848  International Business Machines                           154,234
     17,090  Microsoft                                                 437,675
                                                                 -------------
                                                                     1,238,983
                                                                 -------------
             CONSUMER PRODUCTS (1.11%)
      5,577  Fossil*                                                   132,677
                                                                 -------------
             ELECTRICAL SERVICES (1.04%)
      2,315  Exelon                                                    123,899
                                                                 -------------
             ELECTRONICS MANUFACTURING (1.00%)
      2,665  Amphenol, Cl A                                            118,699
                                                                 -------------
             FINANCIAL SERVICES (7.94%)
      1,005  Fannie Mae                                                 56,139
      3,527  Freddie Mac                                               223,189
      2,300  Goldman Sachs Group                                       247,204
      5,185  Merrill Lynch                                             304,774

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2005                                                        (Unaudited)




   SHARES               CHARTWELL U.S. EQUITY FUND                  VALUE
--------------------------------------------------------------------------------

             COMMON STOCK -- CONTINUED

             FINANCIAL SERVICES -- CONTINUED
      2,147  Morgan Stanley                                   $        113,899
                                                                 -------------
                                                                       945,205
                                                                 -------------
             FOOD, BEVERAGE & TOBACCO (5.03%)
      3,600  McCormick & Co.                                           125,208
      8,700  PepsiCo                                                   474,411
                                                                 -------------
                                                                       599,619
                                                                 -------------
             GAS/NATURAL GAS (2.61%)
      6,285  Praxair                                                   310,416
                                                                 -------------
             HOUSEHOLD PRODUCTS (4.19%)
     14,471  General Electric                                          499,249
                                                                 -------------
             INSURANCE (5.35%)
      2,350  Aflac                                                     105,985
      8,835  American International Group                              531,867
                                                                 -------------
                                                                       637,852
                                                                 -------------
             MEDICAL PRODUCTS & SERVICES (9.91%)
      3,052  Abbott Laboratories                                       142,315
      2,915  Caremark Rx*                                              129,951
      3,900  Charles River Laboratories International*                 189,930
      2,245  Dentsply International                                    125,159
      2,000  Eli Lilly                                                 112,640
      3,550  Fisher Scientific International*                          238,027
      1,115  Medco Health Solutions*                                    54,010
      1,050  Pediatrix Medical Group*                                   82,341
      3,550  Thermo Electron*                                          106,003
                                                                 -------------
                                                                     1,180,376
                                                                 -------------
             OFFICE FURNITURE & FIXTURES (2.52%)
      4,000  3M                                                        300,000
                                                                 -------------
             PAPER & PAPER PRODUCTS (0.96%)
      5,195  Pactiv*                                                   114,394
                                                                 -------------
             PETROLEUM REFINING (4.21%)
      8,531  Exxon Mobil                                               501,196
                                                                 -------------
             RETAIL (8.15%)
      2,950  Dollar General                                             59,944
      5,700  Home Depot                                                248,007
      6,495  Lowe's                                                    430,099
      1,375  Regis                                                      57,420
      3,560  Wal-Mart Stores                                           175,686
                                                                 -------------
                                                                       971,156
                                                                 -------------
             TRUCKING (1.56%)
      2,550  United Parcel Service, Cl B                               186,073
                                                                 -------------
             TOTAL COMMON STOCK
               (Cost $10,992,997)                                    1,530,070
                                                                 -------------

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2005                                                        (Unaudited)




   SHARES               CHARTWELL U.S. EQUITY FUND                  VALUE
--------------------------------------------------------------------------------

             CASH EQUIVALENTS (2.87%)

    184,792  SEI Daily Income Trust, Money Market Fund        $        184,792
    156,683  SEI Daily Income Trust, Prime Obligations Fund,
             Cl A                                                      156,683
                                                                 -------------
             TOTAL CASH EQUIVALENTS
               (Cost $341,475)                                         341,475
                                                                 -------------
             TOTAL INVESTMENTS + (99.67%)
               (Cost $11,334,472)                             $     11,871,545
                                                                 =============

PERCENTAGES ARE BASED ON NET ASSETS OF $11,911,562.

* NON-INCOME PRODUCING SECURITY
CL  CLASS

+ AT JULY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $11,341,131, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $790,154 AND $(259,740), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2005                                                        (Unaudited)




   SHARES             CHARTWELL SMALL CAP VALUE FUND                VALUE
--------------------------------------------------------------------------------

             COMMON STOCK (95.77%)

             AEROSPACE & DEFENSE (2.79%)
     24,002  AAR*                                             $        431,316
     12,677  BE Aerospace*                                             222,228
                                                                 -------------
                                                                       653,544
                                                                 -------------
             APPAREL/TEXTILES (2.57%)
     10,424  Gymboree*                                                 175,957
      6,687  Oxford Industries                                         314,356
      4,625  Warnaco Group*                                            112,619
                                                                 -------------
                                                                       602,932
                                                                 -------------
             AUTOMOTIVE (1.83%)
      4,889  Dollar Thrifty Automotive Group*                          153,026
      7,303  GATX                                                      276,053
                                                                 -------------
                                                                       429,079
                                                                 -------------
             BANKS (10.77%)
      7,194  Citizens Banking                                          227,762
     14,500  Commercial Capital Bancorp                                287,680
      5,076  Cullen/Frost Bankers                                      254,308
      5,829  First Midwest Bancorp                                     217,538
     15,100  Gold Banc                                                 229,520
      7,065  Pacific Capital Bancorp                                   241,764
     10,522  Signature Bank*                                           315,976
      7,400  South Financial Group                                     214,304
      6,900  Sterling Financial*                                       269,307
      7,111  United Bankshares                                         268,867
                                                                 -------------
                                                                     2,527,026
                                                                 -------------
             BEAUTY PRODUCTS (1.25%)
     12,193  Elizabeth Arden*                                          293,729
                                                                 -------------
             BUILDING & CONSTRUCTION SUPPLIES (2.71%)
      4,008  Chemed                                                    172,344
      9,025  Griffon*                                                  233,296
      5,952  NCI Building Systems*                                     229,866
                                                                 -------------
                                                                       635,506
                                                                 -------------
             BUSINESS SERVICES (0.99%)
     18,596  Source Interlink*                                         231,334
                                                                 -------------
             CHEMICALS (1.85%)
      9,196  Agrium                                                    210,313
     12,218  Olin                                                      224,200
                                                                 -------------
                                                                       434,513
                                                                 -------------
             COAL MINING (1.54%)
     10,889  Foundation Coal Holdings                                  362,059
                                                                 -------------
             COMMERCIAL SERVICES (2.22%)
      5,272  EMCOR Group*                                              271,508
     23,640  Quanta Services*                                          248,693
                                                                 -------------
                                                                       520,201
                                                                 -------------
             COMMUNICATIONS (2.39%)
      9,112  Anixter International*                                    378,695

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2005                                                        (Unaudited)




   SHARES             CHARTWELL SMALL CAP VALUE FUND                VALUE
--------------------------------------------------------------------------------

             COMMON STOCK -- CONTINUED

             COMMUNICATIONS -- CONTINUED
      8,175  Belden CDT                                       $        181,485
                                                                 -------------
                                                                       560,180
                                                                 -------------
             COMPUTERS & SERVICES (5.52%)
     32,286  Aspect Communications*                                    369,029
     14,318  Keane*                                                    179,548
      6,883  Komag*                                                    244,209
     20,388  NetIQ*                                                    233,442
      8,664  Progress Software*                                        269,364
                                                                 -------------
                                                                     1,295,592
                                                                 -------------
             CONSUMER PRODUCTS (5.15%)
     19,696  Fossil*                                                   468,568
     10,057  Jacuzzi Brands*                                           109,118
      4,458  Jarden*                                                   171,009
      5,010  RC2*                                                      204,458
      8,363  Yankee Candle*                                            253,399
                                                                 -------------
                                                                     1,206,552
                                                                 -------------
             ELECTRICAL EQUIPMENT (1.99%)
      5,625  Lincoln Electric Holdings                                 205,931
      6,375  Rogers*                                                   260,228
                                                                 -------------
                                                                       466,159
                                                                 -------------
             ELECTRICAL SERVICES (3.79%)
     22,546  CMS Energy*                                               357,129
      5,800  El Paso Electric*                                         125,512
      7,774  NorthWestern                                              245,658
      5,422  PNM Resources                                             159,353
                                                                 -------------
                                                                       887,652
                                                                 -------------
             ENTERTAINMENT (0.97%)
      7,535  Carmike Cinemas                                           227,406
                                                                 -------------
             ENVIRONMENTAL SERVICES (1.11%)
     19,222  Casella Waste Systems, Cl A*                              259,689
                                                                 -------------
             FINANCIAL SERVICES (1.34%)
      7,575  Jefferies Group                                           313,075
                                                                 -------------
             FOOD, BEVERAGE & TOBACCO (1.26%)
     12,773  Cott Corporation*                                         296,334
                                                                 -------------
             GAS/NATURAL GAS (2.15%)
      8,190  Laclede Group                                             267,731
      6,109  Northwest Natural Gas                                     235,746
                                                                 -------------
                                                                       503,477
                                                                 -------------
             GLASS PRODUCTS (1.28%)
     19,038  Apogee Enterprises                                        300,991
                                                                 -------------
             HOUSEHOLD PRODUCTS (0.93%)
      9,732  Ferro                                                     218,970
                                                                 -------------
             INSURANCE (4.69%)
      4,818  AmerUs Group                                              248,512
     15,590  Argonaut Group*                                           374,628
      5,800  RLI                                                       276,080

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2005                                                        (Unaudited)




   SHARES             CHARTWELL SMALL CAP VALUE FUND                VALUE
--------------------------------------------------------------------------------

             COMMON STOCK -- CONTINUED

             INSURANCE -- CONTINUED
      8,363  Scottish Re Group                                $        201,130
                                                                 -------------
                                                                     1,100,350
                                                                 -------------
             MACHINERY (2.99%)
      5,829  Albany International, Cl A                                204,248
     29,174  Global Power Equipment Group*                             276,278
      9,674  Kadant*                                                   221,051
                                                                 -------------
                                                                       701,577
                                                                 -------------
             MEDICAL PRODUCTS & SERVICES (3.23%)
      8,881  Amsurg*                                                   248,757
      6,359  LabOne*                                                   239,289
      3,449  Pediatrix Medical Group*                                  270,470
                                                                 -------------
                                                                       758,516
                                                                 -------------
             METALS (1.83%)
     15,777  Crown Holdings*                                           249,119
      6,475  Novelis                                                   179,875
                                                                 -------------
                                                                       428,994
                                                                 -------------
             MISCELLANEOUS BUSINESS SERVICES (1.15%)
      7,699  Advo                                                      270,620
                                                                 -------------
             PERSONAL CREDIT INSTITUTIONS (1.41%)
        578  Advanta, Cl A                                              16,045
     10,525  Advanta, Cl B                                             314,803
                                                                 -------------
                                                                       330,848
                                                                 -------------
             PETROLEUM & FUEL PRODUCTS (4.46%)
      7,438  Helmerich & Payne                                         424,858
      4,008  SEACOR Holdings*                                          265,490
     11,312  W-H Energy Services*                                      355,197
                                                                 -------------
                                                                     1,045,545
                                                                 -------------
             REAL ESTATE INVESTMENT TRUSTS (9.10%)
      2,200  Alexandria Real Estate Equities                           176,990
     11,292  BioMed Realty Trust                                       287,156
     16,322  Cedar Shopping Centers                                    251,685
      9,215  First Potomac Realty Trust                                242,815
     10,932  Gramercy Capital                                          289,042
     11,543  Innkeepers USA Trust                                      177,416
      5,145  Kilroy Realty                                             268,055
      6,830  KKR Financial                                             167,198
      7,824  Reckson Associates Realty                                 274,779
                                                                 -------------
                                                                     2,135,136
                                                                 -------------
             RETAIL (3.86%)
     12,641  Big 5 Sporting Goods*                                     349,524
     17,644  O'Charleys*                                               316,004
      5,723  Regis                                                     238,992
                                                                 -------------
                                                                       904,520
                                                                 -------------
             RUBBER & PLASTIC (1.49%)
     17,409  Cooper Tire & Rubber                                      350,269
                                                                 -------------
             SEMI-CONDUCTORS/INSTRUMENTS (3.30%)
     20,003  AMIS Holdings*                                            255,238
     20,250  Integrated Device Technology*                             234,090

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2005                                                        (Unaudited)




   SHARES             CHARTWELL SMALL CAP VALUE FUND                VALUE
--------------------------------------------------------------------------------

             COMMON STOCK -- CONTINUED

             SEMI-CONDUCTORS/INSTRUMENTS -- CONTINUED
     33,547  Mattson Technology*                              $        285,150
                                                                 -------------
                                                                       774,478
                                                                 -------------
             TELEPHONES & TELECOMMUNICATIONS (1.01%)
     24,011  Alaska Communications Systems Group                       236,989
                                                                 -------------
             TRUCKING (0.85%)
      9,075  Swift Transportation*                                     199,559
                                                                 -------------
             TOTAL COMMON STOCK
               (Cost $18,840,215)                                   22,463,401
                                                                 -------------
             CASH EQUIVALENTS (3.71%)
    510,550  SEI Daily Income Trust, Money Market Fund                 510,550
    359,145  SEI Daily Income Trust, Prime Obligations Fund,
             Cl A                                                      359,145
                                                                 -------------
             TOTAL CASH EQUIVALENTS
               (Cost $869,695)                                         869,695
                                                                 -------------
             TOTAL INVESTMENTS + (99.48%)
               (Cost $19,709,910)                             $     23,333,096
                                                                 =============

PERCENTAGES ARE BASED ON NET ASSETS OF $23,456,041.

* NON-INCOME PRODUCING SECURITY
CL  CLASS

+ AT JULY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $19,797,384, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,918,010 AND $(382,298), RESPECTIVELY.

 FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ----------------
                                                 James F. Volk
                                                 President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ----------------
                                                 James F. Volk
                                                 President


Date September 14, 2005

By (Signature and Title)*                        /s/ Michael Lawson
                                                 ------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.